Consolidated Statements of Changes in Redeemable Non-controlling Interests and Equity - USD ($) $ in Thousands	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Canadian Solar Inc. Shareholders' Equity	Non-Controlling Interests	Total
Balance at Dec. 31, 2021	$ 835,543	$ (19,428)	$ 1,035,552	$ (50,584)	$ 1,801,083	$ 325,355	$ 2,126,438
Balance (in shares) at Dec. 31, 2021	64,022,678
Increase (Decrease) in Stockholders' Equity
Net income			239,968		239,968	58,587	298,555
Foreign currency translation adjustment				(125,885)	(125,885)	(24,242)	(150,127)
Share-based compensation		9,370			9,370		9,370
Exercise of RSUs (in shares)	483,377
Proceeds from non-controlling interests						2,529	2,529
Transfer of equity interest in subsidiary to non-controlling interest		11,185		544	11,729	4,094	15,823
Disposal of subsidiary						(1,268)	(1,268)
Change in fair value of available-for-sale debt securities				904	904		904
Change in fair value of derivatives (interest rate swap)				716	716		716
Share of fair value change in derivatives (interest rate swap) of affiliates				3,754	3,754		3,754
Balance at Dec. 31, 2022	$ 835,543	1,127	1,275,520	(170,551)	1,941,639	365,055	2,306,694
Balance (in shares) at Dec. 31, 2022	64,506,055
Increase (Decrease) in Stockholders' Equity
Net income			274,187		274,187	89,447	363,634
Foreign currency translation adjustment				6,759	6,759	1,382	8,141
Share-based compensation		46,981			46,981	8,354	55,335
Subsidiary's shares under employee incentive plan						36,416	36,416
Exercise of RSUs (in shares)	1,652,686
Acquisition of non-controlling interest's ownership						(1,446)	(1,446)
Proceeds from non-controlling interests						5,910	5,910
Distributions to non-controlling interests						(3,990)	(3,990)
Transfer of equity interest in subsidiary to non-controlling interest		244,629		38,395	283,024	644,873	927,897
Change in fair value of available-for-sale debt securities				(3,487)	(3,487)		(3,487)
Change in fair value of derivatives (interest rate swap)				(1,124)	(1,124)		(1,124)
Share of fair value change in derivatives (interest rate swap) of affiliates				11,264	11,264		11,264
Balance at Dec. 31, 2023	$ 835,543	292,737	1,549,707	(118,744)	2,559,243	1,146,001	$ 3,705,244
Balance (in shares) at Dec. 31, 2023	66,158,741						66,158,741
Increase (Decrease) in Stockholders' Equity
Net income							$ (77,862)
Net income			36,051		36,051	18,562	54,613
Foreign currency translation adjustment				(80,994)	(80,994)	(31,947)	(112,941)
Subsidiary's repurchase of its common shares		(55,730)		3,824	(51,906)	(27,676)	(79,582)
Subsidiary's issuance of redeemable preferred shares		330,682		(1,812)	328,870		328,870
Share-based compensation		21,404			21,404		21,404
Exercise of RSUs (in shares)	795,893
Acquisition of non-controlling interest's ownership		1,485			1,485	(9,569)	(8,084)
Proceeds from non-controlling interests						18,707	18,707
Distributions to non-controlling interests						(27,609)	(27,609)
Change in fair value of available-for-sale debt securities				2,223	2,223		2,223
Change in fair value of derivatives (interest rate swap)				(1,569)	(1,569)		(1,569)
Share of fair value change in derivatives (interest rate swap) of affiliates				693	693		693
Balance at Dec. 31, 2024	$ 835,543	$ 590,578	$ 1,585,758	$ (196,379)	$ 2,815,500	$ 1,086,469	$ 3,901,969
Balance (in shares) at Dec. 31, 2024	66,954,634						66,954,634
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income							$ (132,475)
Subsidiary's issuance of redeemable preferred shares							153,374
Capital contributions from tax equity investors in subsidiaries							226,935
Balance at Dec. 31, 2024							$ 247,834